JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

June 4, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Equity Low Volatility Income Fund and

JPMorgan Opportunistic Equity Long/Short Fund (the “Funds”)

File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 341 under the 1933 Act (Amendment No. 342 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust.

Included in the filing are the prospectuses and Statement of Addition Information for the Funds. The JPMorgan Equity Low Volatility Income Fund seeks total return which includes current income and capital appreciation. The Equity Low Volatility Income Fund seeks to achieve its objective by providing shareholders with a higher level of income than the Fund’s primary benchmark, the Standard & Poor’s 500 Total Return Index (S&P 500 Index). The Fund also seeks to maintain a lower volatility level than the S&P 500 Index. We are registering Class, A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

The Opportunistic Equity Long/Short Fund seeks capital appreciation. The Opportunistic Equity Long/Short Fund seeks to achieve its objective by investing at least 80% of its Assets in long and short positions in equity securities, selecting from a universe of equity securities with market characteristics and capitalizations similar to those included in the Russell 1000 and/or S&P 500 Index, at the time of purchase. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares of this Fund.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary